THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA
7 Hanover Square
New York, New York 10004

September 14, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re:  Rule 497(j) Filing
          The Guardian Variable Contract Funds, Inc.
          (formerly, The Guardian Stock Fund, Inc.)
          Registration Nos. 811-3636; 2-81149

Commissioners:

On behalf of the above-referenced registrant, I hereby certify that:

          1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the registrant's registration statement; and

          2. The text of the most recent amendment to the registration statement was filed electronically.

Please acknowledge receipt of this certification by CompuServe electronic mail.


Very truly yours,


/s/ Marjorie A. Silverman
Marjorie A. Silverman
Counsel